Defined Benefit Pension Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
U.S. Plans [Member]
Service cost	$ 7	$ 17	$ 21
Interest cost	73	74	69
Expected return on assets	(80)	(65)	(66)
Amortization of prior service cost	1	(2)
Amortization of net actuarial loss	12	33	(1)
Net periodic benefit cost (income)	13	57	23
International Plans [Member]
Service cost	32	31	30
Interest cost	161	166	166
Expected return on assets	(198)	(176)	(180)
Amortization of prior service cost	5	7	8
Amortization of net actuarial loss	23	14	12
Net periodic benefit cost (income)	$ 23	$ 42	$ 36